Financial instruments, Foreign Currency Risk (Details) - Foreign Currency Risk [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Financial assets and liabilities [Abstract]
Assets	$ 250,976	$ 82,450
Liabilities	140,400	20,153
US Dollars [Member]
Financial assets and liabilities [Abstract]
Assets	96,648	34,407
Liabilities	110,265	20,153
Canadian Dollars [Member]
Financial assets and liabilities [Abstract]
Assets	154,328	48,043
Liabilities	$ 30,135	$ 0